Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenues	$ 7,060	$ 5,600
Cost of revenues
Cost of revenues	3,545	2,846
Gross profit	3,515	2,754
Operating expenses
Sales and marketing	1,220	1,230
Research and development	1,730	1,503
General and administrative	491	708
Transaction and loan losses	152	135
Impairment on sales of Shopify's logistics businesses	1,340	0
Total operating expenses	4,933	3,576
Loss from operations	(1,418)	(822)
Other income (expense), net
Interest income	241	75
Net realized (loss) gain on equity and other investments	(5)	124
Net unrealized gain (loss) on equity and other investments	1,424	(2,998)
Net loss on equity method investment	(58)	0
Foreign exchange gain (loss)	1	(2)
Total other income (expense), net	1,603	(2,801)
Income (loss) before income taxes	185	(3,623)
(Provision for) recovery of income taxes	(53)	163
Net income (loss)	$ 132	$ (3,460)
Net income (loss) per share attributable to shareholders:
Basic (in dollars per share)	$ 0.10	$ (2.73)
Diluted (in dollars per share)	$ 0.10	$ (2.73)
Weighted average shares used to compute net income (loss) per share attributable to shareholders:
Basic (in shares)	1,281,554,559	1,266,268,155
Diluted (in shares)	1,295,511,385	1,266,268,155
Other comprehensive income (loss)
Unrealized gain (loss) on cash flow hedges	$ 20	$ (10)
Tax effect on unrealized gain (loss) on cash flow hedges	0	0
Total other comprehensive income (loss)	20	(10)
Comprehensive income (loss)	152	(3,470)
Subscription solutions
Revenues
Revenues	1,837	1,488
Cost of revenues
Cost of revenues	354	331
Merchant solutions
Revenues
Revenues	5,223	4,112
Cost of revenues
Cost of revenues	$ 3,191	$ 2,515